SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]

Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Fair Value, Assets Measured on Recurring Basis [Table Text Block]

In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

Fair Value Measurements at Reporting Date Using
		Quoted				Quoted
		Prices in				Prices in
		Active				Active
		Markets For	Significant			Markets For	Significant
		Identical	Other	Significant		Identical	Other	Significant
		Assets/	Observable	Unobservable		Assets/	Observable	Unobservable
		Liabilities	Inputs	Inputs		Liabilities	Inputs	Inputs
Description	July 31, 2012	(Level 1)	(Level 2)	(Level 3)	July 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities -
available-for-sale	$2,215,209	$2,215,209	$—	$—	$1,332,460	$1,332,460	$—	$—
Held-to-maturity	178,176	178,176	—	—	575,937	575,937	—	—
	$2,393,385	$2,393,385	$—	$—	$1,908,397	$1,908,397	$—	$—